Subsequent Event (Details Narrative)	9 Months Ended
Sep. 30, 2014
Subsequent Events [Abstract]
Event Description

Subsequent to September 30, 2014, the Company initiated a non-brokered private placement of 500,000 common shares priced at $0.08 per share and has received cash proceeds of $40,000. These shares have not yet been issued.